UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  1315 S. Hwy 89, Suite 203
          --------------------------------------
          P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         08/13/2010
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       64
                                          --------------
Form 13F Information Table Value Total:    $ 140,034
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC CL-A	CL A	 084670108	1,800 	 15 	 	 SH 	 SOLE 		 	15 	   -   	 -
LITHIA MOTORS INC CL-A CMN CLA	CL A	 536797103	3,645 	 589,884 	 SH 	 SOLE 			589,884    -   	 -
GREENHUNTER ENERGY INC CMN	COM	 39530a104	7 	 7,827 	 	 SH 	 SOLE 		 	7,827 	   -   	 -
CAMBIUM LEARNING GROUP, INC. C	COM	 13201a107	214 	 59,355 	 SH 	 SOLE 		 	59,355 	   -   	 -
GS FINANCIAL CORP CMN		COM	 362274102	125 	 10,970 	 SH 	 SOLE 		 	10,970 	   -   	 -
AXT INC CMN			COM	 00246w103	877 	 194,472 	 SH 	 SOLE 		 	194,472    -   	 -
GLU MOBILE INC. 	CMN	COM	 379890106	261 	 196,581 	 SH 	 SOLE 		 	196,581    -   	 -
DIAMOND MGMT & TECH CONSULTANT	COM	 25269l106	870 	 84,428 	 SH 	 SOLE 		 	84,428 	   -   	 -
SRS LABS INC CMN		COM	 78464m106	375 	 40,950 	 SH 	 SOLE 		 	40,950 	   -   	 -
KADANT INCORPORATED CMN		COM	 48282t104	714 	 41,000 	 SH 	 SOLE 		 	41,000 	   -   	 -
MAGMA DESIGN AUTOMATION INC CM	COM	 559181102	1,004 	 353,678 	 SH 	 SOLE 		 	353,678    -   	 -
HERCULES TECH GR CAP INC. CMN	COM	 427096508	659 	 71,600 	 SH 	 SOLE 		 	71,600 	   -   	 -
CALLIDUS SOFTWARE INC CMN	COM	 13123e500	703 	 215,600 	 SH 	 SOLE 		 	215,600    -   	 -
LOOPNET INC CMN			COM	 543524300	1,180 	 95,675 	 SH 	 SOLE 		 	95,675 	   -   	 -
SPARK NETWORKS, INC. CMN	COM	 84651p100	1,311 	 376,744 	 SH 	 SOLE 		 	376,744    -   	 -
SILICON IMAGE INC CMN		COM	 82705t102	927 	 264,100 	 SH 	 SOLE 		 	264,100    -   	 -
GOLFSMITH INTERNATIONAL HOLDIN	COM	 38168y103	797 	 237,912 	 SH 	 SOLE 		 	237,912    -   	 -
HOOPER HOLMES INC CMN		COM	 439104100	656 	 1,150,035 	 SH 	 SOLE 		 	1,150,035  -   	 -
MOCON INC CMN			COM	 607494101	1,383 	 128,518 	 SH 	 SOLE 		 	128,518    -   	 -
PERVASIVE SOFTWARE INC CMN	COM	 715710109	1,176 	 237,100 	 SH 	 SOLE 		 	237,100    -   	 -
QAD INC CMN			COM	 74727d108	1,034 	 250,259 	 SH 	 SOLE 		 	250,259    -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107	2,204 	 249,548 	 SH 	 SOLE 		 	249,548    -   	 -
COMFORT SYSTEMS USA INC COMMON	COM	 199908104	1,056 	 109,316 	 SH 	 SOLE 		 	109,316    -   	 -
KENNEDY-WILSON HOLDINGS INC CM	COM	 489398107	1,475 	 146,000 	 SH 	 SOLE 		 	146,000    -   	 -
VIRTUS INVESTMENT PARTNERS, IN	COM	 92828q109	1,683 	 89,928 	 SH 	 SOLE 		 	89,928 	   -  	 -
SONICWALL INC CMN		COM	 835470105	2,338 	 199,014 	 SH 	 SOLE 		 	199,014    -   	 -
MAGNUM HUNTER RESOURCES CORP C	COM	 55973b102	6,630 	 1,520,581 	 SH 	 SOLE 		 	1,520,581  -   	 -
METHANEX CORPORATION CMN	COM	 59151k108	2,052 	 104,232 	 SH 	 SOLE 		 	104,232    -   	 -
SUPER MICRO COMPUTER, INC. CMN	COM	 86800u104	2,522 	 186,851 	 SH 	 SOLE 		 	186,851    -   	 -
CARDIONET, INC. CMN		COM	 14159l103	2,616 	 477,448 	 SH 	 SOLE 		 	477,448    -   	 -
GLOBE SPECIALTY METALS INC CMN	COM	 37954n206	3,503 	 339,063 	 SH 	 SOLE 		 	339,063    -   	 -
SYMMETRICOM INC CMN		COM	 871543104	3,853 	 756,882 	 SH 	 SOLE 		 	756,882    -   	 -
STND MOTOR PROD INC CL-A CMN	COM	 853666105	4,051 	 501,955 	 SH 	 SOLE 		 	501,955    -   	 -
TECHNITROL INC CMN		COM	 878555101	2,982 	 943,568 	 SH 	 SOLE 		 	943,568    -   	 -
STANDARD REGISTER CO CMN	COM	 853887107	3,507 	 1,116,748 	 SH 	 SOLE 		 	1,116,748  -   	 -
ECHO GLOBAL LOGISTICS INC. CMN	COM	 27875t101	4,831 	 395,653 	 SH 	 SOLE 		 	395,653    -   	 -
NATUS MEDICAL INC DEL CMN	COM	 639050103	7,482 	 459,322 	 SH 	 SOLE 		 	459,322    -   	 -
KEYNOTE SYSTEMS INC CMN		COM	 493308100	5,158 	 571,894 	 SH 	 SOLE 		 	571,894    -   	 -
CORE MARK HLDG CO INC CMN	COM	 218681104	5,174 	 188,815 	 SH 	 SOLE 		 	188,815    -   	 -
UNITED ONLINE INC CMN		COM	 911268100	4,725 	 820,396 	 SH 	 SOLE 		 	820,396    -   	 -
NORTHWEST PIPE COMPANY CMN	COM	 667746101	4,731 	 249,019 	 SH 	 SOLE 		 	249,019    -   	 -
AVATAR HLDGS INC. CMN		COM	 053494100	6,894 	 359,429 	 SH 	 SOLE 		 	359,429    -   	 -
TERRA NOVA ROYALTY CORP CMN	COM	 88102d103	169 	 20,300 	 SH 	 SOLE 		 	20,300 	   -  	 -
CUTERA INC CMN			COM	 232109108	3,001 	 325,837 	 SH 	 SOLE 		 	325,837    -   	 -
WILLBROS GROUP, INC CMN		COM	 969203108	3,257 	 440,070 	 SH 	 SOLE 		 	440,070    -   	 -
ACTUATE CORPORATION COMMON STO	COM  	 00508b102	862 	 193,616 	 SH 	 SOLE 		 	193,616    -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM  	 45173E105	1,400 	 869,815 	 SH 	 SOLE 		 	869,815    -   	 -
DOUGLAS DYNAMICS INC CMN	COM  	 25960r105	1,853 	 161,118 	 SH 	 SOLE 		 	161,118    -   	 -
NIGHTHAWK RADIOLOGY HLDGS INC	COM  	 65411n105	1,388 	 535,814 	 SH 	 SOLE 		 	535,814    -   	 -
GENERAL MOLY, INC. CMN		COM  	 370373102	1,928 	 625,845 	 SH 	 SOLE 		 	625,845    -   	 -
PICO HOLDINGS INC CMN		COM NEW	 693366205	291 	 9,700 	 	 SH 	 SOLE 		 	9,700 	   -   	 -
INTERNET CAPITAL GROUP INC ORD	COM NEW	 46059c205	364 	 47,948 	 SH 	 SOLE 		 	47,948 	   -   	 -
INSWEB CORPORATION CMN		COM NEW	 45809k202	1,669 	 327,162 	 SH 	 SOLE 		 	327,162    -   	 -
HANGER ORTHOPEDIC GROUP CMN	COM NEW	 41043f208	3,412 	 189,992 	 SH 	 SOLE 		 	189,992    -   	 -
PRGX GLOBAL INC CMN CLASS	COM NEW	 69357c503	141 	 33,950 	 SH 	 SOLE 		 	33,950 	   -   	 -
SAFEGUARD SCIENTIFICS INC CMN	COM NEW	 786449207	150 	 14,200 	 SH 	 SOLE 		 	14,200 	   -   	 -
ENCORE ENERGY PARTNERS LP CMN	COM UNIT 29257a106	386 	 22,500 	 SH 	 SOLE 		 	22,500 	   -   	 -
SPDR GOLD TRUST ETF		GOLD SHS 78463v107	304 	 2,500 		 SH 	 SOLE 		 	2,500 	   -   	 -
PLAYBOY ENTERPRISES 3% 03/15/2	NT 3.0	 728117ab8	5,233 	 5,750,000 	 PRN 	 SOLE 		 	5,750,000  -   	 -
LECROY CORPORATION 4% 10/15/20	NT 4.0	 52324wab5	2,618 	 2,800,000 	 PRN 	 SOLE 		 	2,800,000  -   	 -
TOREADOR RESOURCES CORP. 5% 10	NT 5.0	 891050ab2	825 	 850,000 	 PRN 	 SOLE 		 	850,000    -   	 -
FUNDTECH LTD CMN		ORD	 m47095100	7,128 	 686,088 	 SH 	 SOLE 		 	686,088    -   	 -
SYNERON MEDICAL LTD. CMN	ORD SHS	 m87245102	2,561 	 249,144 	 SH 	 SOLE 		 	249,144    -   	 -
PIXELWORKS, INC. 1.75% 05/15/2	SDC 1.75 72581mab3	1,910 	 2,000,000 	 SH 	 SOLE 		 	2,000,000  -   	 -
